Subsequent Events (Details Narrative) - USD ($)												2 Months Ended	9 Months Ended		12 Months Ended
		Dec. 07, 2021	Oct. 22, 2021	Jun. 21, 2021	Jan. 14, 2021	Jan. 14, 2021	Jan. 04, 2021	Jan. 03, 2021	Dec. 07, 2020	Nov. 20, 2020	Nov. 13, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Nov. 11, 2020	Dec. 31, 2018
Subsequent Event [Line Items]
Common stock par value												$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Equity value				$ 300,000,000								$ 39,007,835	$ 35,078,010	$ 30,308,513	$ 39,007,835	$ (2,305,566)					$ 2,004,435
Corporation equity value				$ 10.10									$ 10.10
Business combination agreement													(i) each share of the Corporation’s Common Stock and the Corporation’s Preferred Stock outstanding as of immediately prior to the Effective Time was exchanged for shares of common stock, par value $0.0001 per share, of New SAB based on the agreed upon Corporation’s equity value of $300 million (the “Equity Value”) and a conversion rate of $10.10; (ii) each outstanding vested and unvested option to purchase shares of the Corporation’s Common Stock was exchanged for a comparable option to purchase New SAB Common Stock, based on the Equity Value and a conversion rate of $10.10; and (iii) holders of vested options to purchase shares of the Corporation’s common stock received, in the aggregate, 1,507,124 restricted stock units (the “Earnout RSUs”) related to shares of New SAB Common Stock
Agreed corporation equity value													$ 300,000,000
Common stock equity value													$ 10.10
Common stock, shares outstanding												35,216,000	35,216,000		35,216,000	35,216,000
Stock issued during the period														9,900,205	$ 9,900,206	$ 4,304,900
Commitments [Member]
Subsequent Event [Line Items]
Commitments																		$ 4,500,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Total earnout shares													12,000,000
Vested option purchased													1,507,124
IPO [Member]
Subsequent Event [Line Items]
Transaction costs						$ 6,038,360							$ 6,108,360
Sponsor [Member] | Closing of the IPO [Member]
Subsequent Event [Line Items]
Shares issued price per share													$ 10.00
Common Stock [Member]
Subsequent Event [Line Items]
Equity value												$ 3,522	$ 3,522	3,522	$ 3,522	$ 3,522					$ 3,522
Aggregate of restricted stock units, shares				12,000,000
Vested option purchased
Stock issued during the period
Big Cypress Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock par value					$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Equity value					$ (10,018,169)	$ (10,018,169)						$ 16,004	$ (9,293,329)		$ 16,004		$ (8,962,500)		$ (6,760,339)
Common stock, shares outstanding												2,875,000	3,292,200		2,875,000
Shares forfeited during the period												375,000
Vested option purchased										2,156,250
Shares issued price per share							$ 0.008			$ 0.012
Stock issued during the period										$ 25,000
Shares exercised during the period							375,000
Proceeds from IPO													$ 116,150,000
Proceeds from issuance of promissory note to related party					$ 150,000							$ 150,000
Big Cypress Acquisition Corp [Member] | IPO [Member]
Subsequent Event [Line Items]
Vested option purchased						11,500,000
Shares issued price per share					$ 10.00	$ 10.00
Proceeds from IPO						$ 115,000,000
Proceeds from sale of units						116,150,000
Underwriting fee						1,529,500
Deferred underwriting fee					$ 4,220,500	4,220,500
Other offering costs					$ 288,360	$ 288,360
Big Cypress Acquisition Corp [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Vested option purchased						1,500,000
Shares issued price per share					$ 10.10	$ 10.10
Proceeds from IPO						$ 115,000,000
Big Cypress Acquisition Corp [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding							2,630,625
Shares forfeited during the period							343,125
Big Cypress Acquisition Corp [Member] | Sponsor [Member] | Closing of the IPO [Member]
Subsequent Event [Line Items]
Shares issued price per share					10.00	$ 10.00						$ 10.00			$ 10.00
Sale of units						417,200						417,200	417,200
Proceeds from sale of units						$ 4,172,000						$ 4,172,000	$ 4,172,000
Big Cypress Acquisition Corp [Member] | Ladenburg and Certain Employees [Member]
Subsequent Event [Line Items]
Shares forfeited during the period							31,875
Big Cypress Acquisition Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Equity value												$ 288	$ 330		$ 288		$ 330		$ 330
Total earnout shares	[1]											2,875,000
Shares issued price per share					11.50	$ 11.50							$ 12.50
Big Cypress Acquisition Corp [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding								2,875,000
Shares forfeited during the period								375,000
Big Cypress Acquisition Corp [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Shares exercised during the period						375,000
Big Cypress Acquisition Corp [Member] | Founder Shares [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Shares forfeited during the period		161,719					28,750		161,719
Vested option purchased											2,156,250
Shares issued price per share											$ 0.012
Stock issued during the period											$ 25,000
Big Cypress Acquisition Corp [Member] | Representative Shares [Member] | Ladenburg and Certain Employees [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding							244,375
Shares forfeited during the period							28,750	31,875
Vested option purchased		161,719					28,750		161,719
Shares issued price per share		$ 0.012					$ 0.008		$ 0.012
Stock issued during the period		$ 1,875					$ 230		$ 1,875
Shares exercised during the period							28,750	31,875
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member]
Subsequent Event [Line Items]
Shares exercised during the period						375,000
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | IPO [Member]
Subsequent Event [Line Items]
Vested option purchased						11,500,000
Shares issued price per share					$ 10.00	$ 10.00
Transaction costs						$ 6,038,360
Underwriting fee						1,529,500
Deferred underwriting fee					$ 4,220,500	4,220,500
Other offering costs					$ 288,360	288,360
Proceeds from issuance of promissory note to related party						$ 150,000
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Vested option purchased						1,500,000
Proceeds from IPO						$ 115,000,000
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding							2,630,625
Shares forfeited during the period							343,125
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | Sponsor [Member] | Closing of the IPO [Member]
Subsequent Event [Line Items]
Shares issued price per share					$ 10.00	$ 10.00
Sale of units						417,200
Proceeds from sale of units						$ 4,172,000
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | Ladenburg and Certain Employees [Member]
Subsequent Event [Line Items]
Shares forfeited during the period							31,875
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding								2,875,000
Shares forfeited during the period								375,000
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | Founder Shares [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Shares forfeited during the period							28,750
Subsequent Event [Member] | Big Cypress Acquisition Corp [Member] | Representative Shares [Member] | Ladenburg and Certain Employees [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding							244,375
Vested option purchased							28,750
Shares issued price per share							$ 0.008
Stock issued during the period							$ 230
Subsequent Event [Member] | Business Combination Agreement [Member] | Big Cypress Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock par value			$ 0.0001
Equity value			$ 300,000,000
Corporation equity value			$ 10.10
Aggregate of restricted stock units, shares			1,507,124
Subsequent Event [Member] | Business Combination Agreement [Member] | Big Cypress Acquisition Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Aggregate of restricted stock units, shares			12,000,000

[1]	Includes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).